Consolidated Statements of Changes in Stockholders' Equity (USD $) In Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Unearned ESOP Shares [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Sep. 30, 2009	$ 21	$ 18,045	$ 6,345	$ (1,660)	$ (1,507)	$ (331)	$ 20,913
Net income			166				166
Other comprehensive income (loss)						395	395
Total comprehensive income							561
ESOP shares committed for release		(9)			55		46
Stock option expense		96					96
Restricted stock award expense		140					140
Balance at Sep. 30, 2010	21	18,272	6,511	(1,660)	(1,452)	64	21,756
Net income			229				229
Other comprehensive income (loss)						(46)	(46)
Total comprehensive income							183
ESOP shares committed for release		(6)			54		48
Stock option expense		92					92
Restricted stock award expense		136					136
Balance at Sep. 30, 2011	$ 21	$ 18,494	$ 6,740	$ (1,660)	$ (1,398)	$ 18	$ 22,215